Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost basis		¥ 13,586		¥ 13,741		$ 1,914
Cumulative unrealized gains		3,099		4,026		436
Cumulative unrealized losses (including impairment)		(8,592)		(8,518)		(1,210)
Total carrying value		8,093		9,249		$ 1,140
Gross unrealized gains		571	$ 80	218	¥ 1,062
Gross unrealized losses (including impairment)	[1]	(744)	(105)	(2,418)	(4,424)
Net unrealized losses on equity securities held		(173)	(25)	(2,200)	(3,362)
Net realized gains on equity securities sold		251	35	90
Total net (losses) gains recognized		¥ 78	$ 10	¥ (2,110)	¥ (3,362)

[1]	Gross unrealized losses (downward adjustments excluding impairment) were RMB165 million, nil and RMB8 million (US$1 million) for the years ended December 31, 2021, 2022 and 2023, respectively.